Document and Entity Information	Feb. 13, 2020
Cover [Abstract]
Entity Registrant Name	ON SEMICONDUCTOR CORP
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001097864
Document Type	8-K/A
Document Period End Date	Feb. 13, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30419
Entity Tax Identification Number	36-3840979
Entity Address, Address Line One	ON Semiconductor Corporation
Entity Address, Address Line Two	5005 E. McDowell Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	602
Local Phone Number	244-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ON
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Securities and Exchange Commission (“SEC”) Form 8-K/A No. 1 (this “Amendment”) is being filed in order to correct an inadvertent scrivener’s error with respect to the applicable gross margin definition set forth in Exhibit 10.1 to the SEC Form 8-K filed by ON Semiconductor Corporation on February 20, 2020 (the “Original Exhibit”). Exhibit 10.1 to this Amendment replaces and supersedes the Original Exhibit in all respects.